Aberdeen Latin American Equity Fund
Aberdeen Latin American Equity Fund
Objective
The Aberdeen Latin American Equity Fund (the “Latin American Equity Fund” or the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Latin American Equity Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the “Investing with Aberdeen Funds: Choosing a Share Class — Reduction and Waiver of Class A Sales Charges” section on page 187 of the Fund’s prospectus and in the “Additional Information on Purchases and Sales — Waiver of Class A Sales Charges” and “Reduction of Sales Charges” sections on pages 155-157 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Latin American Equity Fund	Class A		Class C	Class R	Institutional Class	Institutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	1.00%	[1]	1.00%	none	none	none
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Latin American Equity Fund		Class A	Class C	Class R	Institutional Class	Institutional Service Class
Management Fees		1.10%	1.10%	1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		4.86%	4.86%	4.86%	4.86%	4.86%
Total Annual Fund Operating Expenses		6.21%	6.96%	6.46%	5.96%	5.96%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	4.66%	4.66%	4.66%	4.66%	4.66%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.55%	2.30%	1.80%	1.30%	1.30%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.30% for all Classes of the Fund at least through February 28, 2015 or the effective date of the 2015 annual update to the registration statement, whichever occurs first. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 28, 2015 or the effective date of the 2015 annual update to the registration statement, whichever occurs first.

Example

This Example is intended to help you compare the cost of investing in the Latin American Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen Latin American Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	724	1,920	3,088	5,885
Class C	333	1,635	2,982	6,126
Class R	183	1,497	2,773	5,803
Institutional Class	132	1,357	2,558	5,460
Institutional Service Class	132	1,357	2,558	5,460

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Aberdeen Latin American Equity Fund Class C	233	1,635	2,982	6,126

Portfolio Turnover

The Latin American Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  For the period March 25, 2013, commencement of the Fund’s operations, through October 31, 2013, the Fund’s portfolio turnover rate was 5.04% of the average value of its portfolio.

Principal Strategies

As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of the value of its net assets in equity securities of Latin American companies.  The Latin American region includes, but is not limited to, the following countries: Argentina, Belize, Bolivia, Brazil, Chile, Colombia, Costa Rica, Ecuador, El Salvador, French Guyana, Guatemala, Guyana, Honduras, Jamaica, Mexico, Nicaragua, Panama, Paraguay, Peru, Puerto Rico, Suriname, Uruguay and Venezuela. Equity securities include, but are not limited to, common stock, preferred stock and depositary receipts.  Latin American equity securities include securities that are issued by companies or other issuers that (i) are organized under the laws of, or have their principal office in, a Latin American country, (ii) have their principal securities trading market in a Latin American country, (iii) alone or on a consolidated basis derive  the highest concentration of their annual revenue or earnings or assets from goods produced, sales made or services performed in Latin American countries; and/or (iv) issue securities denominated in the currency of a Latin American market.

The portion of the Fund’s assets not invested in equity securities of Latin American issuers may be, but is not required to be, invested in equity securities of companies that the Adviser and Subadviser expect will reflect developments in Latin America.  The Fund intends to diversify its investments across a number of different countries.  However, at times the Fund may invest a significant part of its assets in a single country.  The Fund may invest without limit, and expects to invest a significant portion of its assets, in emerging market countries.  In addition, the Fund may invest in securities of any market capitalization, including small and mid-cap securities.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Latin American Equity Fund.

The Latin American Equity Fund is non-diversified and may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers.

Principal Risks

The Latin American Equity Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments — and therefore, the value of Fund shares — may fluctuate. These changes may occur because of:

Country/Regional Focus Risk — Focusing on a single country or geographical region involves increased currency, political, regulatory and other risks. Market swings in the targeted country or geographical region likely will have a greater effect on portfolio performance than they would in a more geographically diversified fund.

Emerging Markets Risk — The Fund invests in Latin American stocks thereby providing exposure to Emerging Markets which tend to be more volatile than mature markets, and as a result, the Fund’s value could move sharply up or down. The risks that apply to foreign investments are magnified in emerging market investments. The registration and settlement arrangements in emerging markets may be less developed than in more mature markets so the operational risks of investing are higher. Emerging market countries may have less stable governments, more volatile currencies and less established markets. Political risks and adverse economic circumstances are more likely to arise (see “Foreign Securities Risk” below).

Foreign Securities Risk — Foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Illiquid Securities — Illiquid securities are assets which may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the Fund has valued the investment on its books and may include such securities as those not registered under U.S. securities laws or securities that cannot be sold in public transactions. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Impact of Large Redemptions and Purchases of Fund Shares — Occasionally, shareholders may make large redemptions or purchases of Fund shares, which may cause the Fund to have to sell securities or invest additional cash. These transactions may adversely affect the Fund’s performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of the Fund and result in overdraft charges to the Fund until the sale of portfolio securities to cover the redemption request settle.

Latin American Risk — Latin American countries may be subject to a greater degree of political, sovereign and economic instability than is the case in the United States and Europe. Some Latin American countries can be characterized as emerging markets or newly industrialized and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Latin American region may lead to a lack of liquidity. The Fund may be more volatile than a fund which is broadly diversified geographically.

Market Risk — The Fund could lose value if the individual securities in which it invests or overall markets in which such securities trade decrease in value.

Non-Diversified Fund Risk — Because the Fund is non-diversified, the Fund may hold larger positions in fewer securities than other funds. As a result, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

Securities Selection Risk — The investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small- and Mid-Cap Securities Risk — In general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Valuation Risk — The lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund’s investments decreases, you may lose money.

For additional information regarding the above identified risks, see “Fund Details: Additional Information about Investments, Investment Techniques and Risks” in the prospectus.

Performance

Performance information is not available for the Latin American Equity Fund because it has not been in operation for a full calendar year. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.